Document and Entity Information	May 25, 2021
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	OH
Amendment Flag	false
Entity Central Index Key	0001173514
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	HYSTER-YALE MATERIALS HANDLING, INC.
Entity File Number	000-54799
Entity Tax Identification Number	31-1637659
Entity Address, Address Line One	5875 LANDERBROOK DRIVE
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	CLEVELAND
Entity Address, Postal Zip Code	44124-4069
City Area Code	(440)
Local Phone Number	449-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	HY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false